Share Capital - Additional Information (Details) - shares		12 Months Ended
	Mar. 01, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
American Depositary Shares
Share Capital [Line Items]
Share repurchased under repurchase plan		920,606	920,606	920,606
Class A Common Shares
Share Capital [Line Items]
Common shares, shares outstanding		62,036,273	61,392,170	60,106,037
Share repurchased under repurchase plan	613,737	613,737	613,737	613,737
Class B Common Shares
Share Capital [Line Items]
Common shares, shares outstanding		17,000,189	17,000,189	17,000,189